Equity - Summary of Authorized Shares And Others (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Description Of changes in numbers of issued shares of common stock	The Parent company issued 5,792,866 new shares in the stock exchange process with the shareholders of Woori Financial Capital Co., Ltd., and the total number of issued shares changed from 722,267,683 shares as of December 31, 2020 to 728,060,549 shares as of December 31, 2021.	The Parent company issued 5,792,866 new shares in the stock exchange process with the shareholders of Woori Financial Capital Co., Ltd., and the total number of issued shares changed from 722,267,683 shares as of December 31, 2020 to 728,060,549 shares as of December 31, 2021.
Ordinary share
Disclosure of classes of share capital [line items]
Beginning Balance	722,267,683
Ending Balance	728,060,549	722,267,683